Income Taxes (Components of Income Tax Expense) (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Reconciliation of Provision of Income Taxes [Line Items]
Current tax expense	¥ 88,437	¥ 114,666
Deferred tax expense (benefit)	(5,317)	(28,961)
Total income tax expense	¥ 83,120	¥ 85,705